TRANSAMERICA SERIES TRUST

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Transamerica Aegon Active Asset Allocation – Conservative VP

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

Transamerica Aegon Active Asset Allocation – Moderate VP

Transamerica Vanguard ETF Portfolio – Conservative VP

Transamerica Vanguard ETF Portfolio – Balanced VP

Transamerica Vanguard ETF Portfolio – Growth VP

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

The following replaces the information in the Prospectus and Summary Prospectus for each of Transamerica Aegon Active Asset Allocation – Conservative VP, Transamerica Aegon Active Asset Allocation – Moderate Growth VP, Transamerica Aegon Active Asset Allocation – Moderate VP, Transamerica Vanguard ETF Portfolio – Conservative VP, Transamerica Vanguard ETF Portfolio – Balanced VP, and Transamerica Vanguard ETF Portfolio – Growth VP (the “portfolios”), relating to Aegon USA Investment Management, LLC under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment adviser.

Sub-Adviser:	Portfolio Managers:
Aegon USA Investment Management, LLC	Doug Weih, CFA, Lead Portfolio Manager since 2015
David Halfpap, CFA, Portfolio Manager since 2012
Frank Rybinski, CFA, Portfolio Manager since 2012

The following replaces the information in the Prospectus relating to each of the portfolios under the section entitled “Portfolio Managers”:

Name	Sub-Adviser	Positions Over Past Five Years
Doug Weih, CFA	Aegon USA Investment Management, LLC

Lead Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Head of U.S. Public Fixed Income since 2015;

Director of Public Securitized Bonds since 2009

David Halfpap, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Portfolio Manager with Aegon USA Investment Management, LLC since 1979; Senior Vice President (1995 – present); Head of Investment Strategy Group and Co-Head of Global Strategy since 2011; Member of Pension Investment Committee
Frank Rybinski, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Joined Aegon USA Investment Management, LLC in 2008; Portfolio Manager and Credit Strategist; Prior to 2008, Credit Analyst at UBS Investment Bank

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Transamerica Aegon High Yield VP

Supplement to the Currently Effective Prospectus and Summary Prospectus

The following replaces the information in the Prospectus and Summary Prospectus relating to Aegon USA Investment Management, LLC under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment adviser.

Sub-Adviser:	Portfolio Managers:
Aegon USA Investment Management, LLC	Kevin Bakker, CFA, Co-Lead Portfolio Manager since 2015, Portfolio Manager since 2009
Benjamin D. Miller, CFA, Portfolio Manager since 2009
James K. Schaeffer, Jr., Co-Lead Portfolio Manager since 2015, Portfolio Manager since 2011

The following replaces the information in the Prospectus relating to Transamerica Aegon High Yield VP under the section entitled “Portfolio Managers”:

Name	Sub-Adviser	Positions Over Past Five Years
Kevin Bakker, CFA	Aegon USA Investment Management, LLC	Co-Lead Portfolio Manager of the portfolio since 2015; Portfolio Manager of the portfolio since 2009; Portfolio Manager with Aegon USA Investment Management, LLC since 2007; Senior Research Analyst 2003 - 2007
Benjamin D. Miller, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2009; Portfolio Manager with Aegon USA Investment Management, LLC since 2006; Research Analyst 1993 - 2006
James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC	Co-Lead Portfolio Manager of the portfolio since 2015; Portfolio Manager of the portfolio since 2011; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Director of Distressed Debt since 2004

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Investors Should Retain this Supplement for Future Reference

February 10, 2015